UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Venesprie Capital, LLC

Address:  101 Park Avenue
          20th Floor
          New York, NY 10178


13F File Number: 028-13289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Quincy Fennebresque
Title:  Managing Member
Phone:  (212) 231-8755


Signature, Place and Date of Signing:

/s/ Quincy Fennebresque            New York, NY             November 10, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:  $84,545
                                         (thousands)


List of Other Included Managers:

1. 028-13291 Venesprie Capital Partners QP, LP


                                                    FORM 13F INFORMATION TABLE
                                                        SEPTEMBER 30, 2010



COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                     VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP    (X1000)    PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
APPLE INC                      COM              037833100  2,263        7,977  SH         DEFINED        1        7,977
APPLE INC                      COM              037833100    290        1,023  SH           SOLE       NONE       1,023
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146    805      124,265  SH         DEFINED        1      124,265
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146    103       15,941  SH           SOLE       NONE      15,941
BANK OF AMERICA CORPORATION    *W EXP 10/28/201 060505153    811      340,696  SH         DEFINED        1      340,696
BANK OF AMERICA CORPORATION    *W EXP 10/28/201 060505153    104       43,704  SH           SOLE       NONE      43,704
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109  4,325      165,150  SH         DEFINED        1      165,150
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    557       21,250  SH           SOLE       NONE      21,250
CITRIX SYS INC                 COM              177376100  2,092       30,659  SH         DEFINED        1       30,659
CITRIX SYS INC                 COM              177376100    269        3,941  SH           SOLE       NONE       3,941
DIRECTV                        COM CL A         25490A101  6,682      160,510  SH         DEFINED        1      160,510
DIRECTV                        COM CL A         25490A101    857       20,590  SH           SOLE       NONE      20,590
EQUINIX INC                    COM NEW          29444U502  2,757       26,933  SH         DEFINED        1       26,933
EQUINIX INC                    COM NEW          29444U502    355        3,467  SH           SOLE       NONE       3,467
EXPRESS SCRIPTS INC            COM              302182100  4,903      100,683  SH         DEFINED        1      100,683
EXPRESS SCRIPTS INC            COM              302182100    629       12,917  SH           SOLE       NONE      12,917
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114  1,574      134,900  SH         DEFINED        1      134,900
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114    202       17,300  SH           SOLE       NONE      17,300
LIBERTY GLOBAL INC             COM SER A        530555101  5,568      180,713  SH         DEFINED        1      180,713
LIBERTY GLOBAL INC             COM SER A        530555101    714       23,187  SH           SOLE       NONE      23,187
LINEAR TECHNOLOGY CORP         COM              535678106  2,086       67,881  SH         DEFINED        1       67,881
LINEAR TECHNOLOGY CORP         COM              535678106    268        8,719  SH           SOLE       NONE       8,719
LOCKHEED MARTIN CORP           COM              539830109  5,111       71,703  SH         DEFINED        1       71,703
LOCKHEED MARTIN CORP           COM              539830109    656        9,197  SH           SOLE       NONE       9,197
MADISON SQUARE GARDEN INC      CL A             55826P100  2,247      106,537  SH         DEFINED        1      106,537
MADISON SQUARE GARDEN INC      CL A             55826P100    288       13,658  SH           SOLE       NONE      13,658
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100  4,385       78,409  SH         DEFINED        1       78,409
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    564       10,091  SH           SOLE       NONE      10,091
MASTERCARD INC                 CL A             57636Q104  2,482       11,079  SH         DEFINED        1       11,079
MASTERCARD INC                 CL A             57636Q104    318        1,421  SH           SOLE       NONE       1,421
MEDNAX INC                     COM              58502B106  3,075       57,697  SH         DEFINED        1       57,697
MEDNAX INC                     COM              58502B106    395        7,403  SH           SOLE       NONE       7,403
POPULAR INC                    COM              733174106  3,882    1,338,462  SH         DEFINED        1    1,338,462
POPULAR INC                    COM              733174106    498      171,601  SH           SOLE       NONE     171,601
TERADATA CORP DEL              COM              88076W103  3,625       94,002  SH         DEFINED        1       94,002
TERADATA CORP DEL              COM              88076W103    466       12,098  SH           SOLE       NONE      12,098
TIME WARNER CABLE INC          COM              88732J207  3,639       67,400  SH         DEFINED        1       67,400
TIME WARNER CABLE INC          COM              88732J207    467        8,647  SH           SOLE       NONE       8,647
VISA INC                       COM CL A         92826C839  2,822       38,003  SH         DEFINED        1       38,003
VISA INC                       COM CL A         92826C839    362        4,873  SH           SOLE       NONE       4,873
VISHAY PRECISION GROUP INC     COM              92835K103    740       47,400  SH         DEFINED        1       47,400
VISHAY PRECISION GROUP INC     COM              92835K103     95        6,100  SH           SOLE       NONE       6,100
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102  1,175       68,499  SH         DEFINED        1       68,499
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102    151        8,801  SH           SOLE       NONE       8,801
WYNDHAM WORLDWIDE CORP         COM              98310W108  4,545      165,458  SH         DEFINED        1      165,458
WYNDHAM WORLDWIDE CORP         COM              98310W108    584       21,242  SH           SOLE       NONE      21,242
XEROX CORP                     COM              984121103  3,330      321,763  SH         DEFINED        1      321,763
XEROX CORP                     COM              984121103    428       41,337  SH           SOLE       NONE      41,337

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